DEPOSITS AND OBLIGATIONS, Time deposits classified by maturity (Details) $ in Millions	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 BOB (Bs.)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 BOB (Bs.)	Dec. 31, 2023 COP ($)
Deposits and Obligations [Abstract]
Time deposits	S/ 44,116,438,000			S/ 41,290,011,000
Deposits and obligations	161,842,066,000			147,704,994,000
Fondo de Seguro de Depositos [Member]
Deposits and Obligations [Abstract]
Deposits and obligations	59,414,000,000			51,875,600,000
Maximum coverage per depositor	121,600			123,810
Fondo De Proteccin al Ahorrista [Member]
Deposits and Obligations [Abstract]
Deposits and obligations	760,400,000	Bs. 1,385,600,000		762,300,000	Bs. 1,409,900,000
Maximum coverage per depositor	56,300.4	Bs. 102,593.9		48,790.4	Bs. 90,240.3
Fondo de Garantia de las Instituciones Financieras [Member]
Deposits and Obligations [Abstract]
Deposits and obligations	50,900,000		$ 59,612.9	50,800,000		$ 53,049.4
Maximum coverage per depositor	42,700		$ 50.0	47,850		$ 50.0
Up to 3 Months [Member]
Deposits and Obligations [Abstract]
Time deposits	27,772,950,000			23,975,997,000
From 3 Months to 1 Year [Member]
Deposits and Obligations [Abstract]
Time deposits	10,886,485,000			11,420,212,000
From 1 to 3 Years [Member]
Deposits and Obligations [Abstract]
Time deposits	1,754,547,000			2,472,740,000
From 3 to 5 Years [Member]
Deposits and Obligations [Abstract]
Time deposits	478,235,000			327,136,000
More than 5 Years [Member]
Deposits and Obligations [Abstract]
Time deposits	S/ 3,224,221,000			S/ 3,093,926,000